Private Placement (Details) - USD ($)		9 Months Ended	12 Months Ended
	May 02, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	May 02, 2023
Private Placement [Line Items]
Proceeds from issuance of warrants		$ 6,898,500	$ 6,898,500
Class of warrant or right, exercise price of warrants or rights	$ 11.5				$ 1
Price per warrant		$ 18		$ 18	$ 10.43
Purchase ordinary per share	$ 11.5
Private Placement [Member]
Private Placement [Line Items]
Class of warrants and rights issued during the period	3,762,500
Underwriters’ partial exercise of over-allotment option	112,500
Proceeds from issuance of warrants	$ 3,762,500
Number of shares	3,762,500
Price per warrant	$ 1
Generating gross proceeds	$ 3,762,500
Over-Allotment Option [Member]
Private Placement [Line Items]
Class of warrants or rights warrants issued issue price per warrant	$ 1